Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	355.37
Maximum Aggregate Offering Price	$ 2,665,275,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 368,074.48
Offering Note	Pursuant to rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of Common Stock, par value $0.01 per share (the "Common Stock"), of General Electric Company (the "Registrant") as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the GE Aerospace Global Employee Stock Purchase Plan. The proposed maximum offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on July 13, 2026.